Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating
Net earnings	$ 1,313,062	$ 1,148,696
Adjustments:
Accretion	58,170	43,552
Depletion and depreciation	577,134	571,688
Impairment reversal	(192,094)	(1,302,619)
Gain on business combinations	0	(17,198)
Unrealized (gain) loss on derivative instruments	(540,801)	181,094
Equity based compensation	44,390	41,565
Unrelized foreign exchange loss	84,464	64,963
Unrealized other expense	1,833	778
Deferred tax expense	288,707	187,343
Asset retirement obligations settled	(37,514)	(28,525)
Changes in non-cash operating working capital	216,869	(56,884)
Cash flows from operating activities	1,814,220	834,453
Investing
Drilling and development	(528,056)	(339,390)
Exploration and evaluation	(23,761)	(35,406)
Acquisitions, net of cash acquired	(510,309)	(131,628)
Acquisition of securities	(23,282)	0
Changes in non-cash investing working capital	26,116	36,724
Cash flows used in investing activities	(1,059,292)	(469,700)
Financing
Repayments on the revolving credit facility	(1,121,868)	(341,259)
Issuance of senior unsecured notes	499,037	0
Payments on lease obligations	(21,168)	(22,187)
Repurchase of shares	(71,659)	0
Cash dividends	(32,711)	0
Cash flows used in financing activities	(748,369)	(363,446)
Foreign exchange gain (loss) on cash held in foreign currencies	1,249	(2,183)
Net change in cash and cash equivalents	7,808	(876)
Cash and cash equivalents, beginning of year	6,028	6,904
Cash and cash equivalents, end of year	13,836	6,028
Supplementary information for cash flows from operating activities
Interest paid	75,042	71,369
Income taxes paid	$ 144,814	$ 13,212